Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,713.95
Total Transaction Valuation	19,652,053.30
Total Offset Amount	0.00
Net Fee	$ 2,713.95
Offering Table N/A
Offset Table N/A	N/A